Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.7%
	Federal Home Loan Mortgage Corporation—26.4%
$ 2,416,085	1.500%, 8/1/2035	$2,446,838
3,932,042	2.000%, 3/1/2051	3,976,707
3,954,720	2.000%, 4/1/2051	3,999,642
954,483	2.500%, 9/1/2034	998,440
760,483	3.000%, 3/1/2032	808,164
965,603	3.000%, 2/1/2033	1,029,464
1,377,585	3.000%, 1/1/2043	1,466,853
429,798	3.000%, 10/1/2045	456,843
724,347	3.000%, 11/1/2045	769,927
590,455	3.000%, 10/1/2046	621,152
1,394,944	3.000%, 10/1/2046	1,485,772
914,709	3.000%, 11/1/2046	961,976
2,081,896	3.000%, 1/1/2047	2,187,526
2,123,502	3.000%, 2/1/2047	2,233,234
859,762	3.000%, 8/1/2049	895,660
4,925,917	3.500%, 7/1/2042	5,300,963
2,836,176	3.500%, 9/1/2043	3,049,456
1,378,443	3.500%, 5/1/2046	1,486,410
1,331,844	3.500%, 10/1/2046	1,423,675
1,221,978	3.500%, 10/1/2046	1,300,888
573,211	3.500%, 11/1/2047	609,688
237,138	4.000%, 8/1/2025	251,293
2,765,467	4.000%, 12/1/2041	3,022,780
372,578	4.000%, 1/1/2042	407,244
851,651	4.000%, 9/1/2047	913,594
782,581	4.000%, 10/1/2047	846,544
450,135	4.000%, 11/1/2047	482,312
689,702	4.000%, 12/1/2047	737,064
430,864	4.000%, 2/1/2048	463,124
542,877	4.000%, 4/1/2048	578,502
512,603	4.000%, 6/1/2048	557,030
33,543	4.500%, 2/1/2024	34,881
92,388	4.500%, 6/1/2024	96,296
119,385	4.500%, 11/1/2039	132,687
282,401	4.500%, 4/1/2040	314,255
658,660	4.500%, 5/1/2040	731,513
388,537	4.500%, 5/1/2040	431,513
205,051	4.500%, 8/1/2040	227,731
522,400	4.500%, 9/1/2040	580,182
895,085	4.500%, 9/1/2040	994,089
1,204,181	4.500%, 9/1/2041	1,343,017
279,620	4.500%, 2/1/2048	307,927
314,578	5.000%, 1/1/2034	354,695
697,389	5.000%, 5/1/2034	787,255
69,782	5.000%, 2/1/2039	79,510

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 227,308	5.000%, 3/1/2039	$259,028
155,114	5.000%, 7/1/2039	176,881
558,624	5.000%, 9/1/2039	637,693
622,293	5.000%, 10/1/2039	710,085
1,955,592	5.500%, 5/1/2034	2,242,296
260,214	5.500%, 12/1/2035	301,557
220,685	5.500%, 5/1/2036	254,991
24,340	5.500%, 6/1/2036	28,268
480,268	5.500%, 6/1/2036	556,958
39,622	5.500%, 9/1/2037	46,062
19,328	6.000%, 2/1/2032	22,294
151,956	6.500%, 10/1/2037	181,229
20,860	6.500%, 4/1/2038	24,906
42,126	6.500%, 10/1/2038	50,347
4,537	6.500%, 10/1/2038	5,439
26,419	7.500%, 1/1/2027	29,635
2,470	7.500%, 12/1/2029	2,880
57,484	7.500%, 5/1/2030	65,025
17,983	7.500%, 1/1/2031	21,201
35,129	7.500%, 2/1/2031	41,393
	TOTAL	57,842,484
	Federal National Mortgage Association—43.4%
3,384,562	1.500%, 8/1/2035	3,425,526
1,874,623	2.000%, 1/1/2036	1,934,945
3,248,660	2.000%, 10/1/2050	3,285,562
3,786,697	2.000%, 11/1/2050	3,829,710
3,908,748	2.000%, 2/1/2051	3,953,148
1,966,331	2.000%, 3/1/2051	1,988,667
3,957,360	2.000%, 4/1/2051	4,002,312
2,980,477	2.000%, 4/1/2051	3,020,387
6,952,376	2.000%, 5/1/2051	7,029,176
766,141	2.500%, 2/1/2028	800,898
695,278	2.500%, 9/1/2034	727,299
818,151	2.500%, 9/1/2034	853,478
6,490,492	2.500%, 12/1/2050	6,718,040
999,866	3.000%, 10/1/2046	1,051,847
1,548,385	3.000%, 11/1/2046	1,628,398
1,915,439	3.000%, 11/1/2046	2,031,778
813,151	3.000%, 1/1/2047	854,408
1,093,436	3.000%, 1/1/2047	1,149,939
620,282	3.000%, 2/1/2047	661,833
1,124,533	3.000%, 7/1/2049	1,171,486
5,905,222	3.500%, 9/1/2042	6,391,738
3,049,591	3.500%, 12/1/2042	3,278,920
3,449,907	3.500%, 8/1/2046	3,679,584
593,331	3.500%, 8/1/2046	631,645
1,011,979	3.500%, 9/1/2046	1,078,656
1,527,820	3.500%, 10/1/2047	1,620,868
538,817	3.500%, 11/1/2047	568,433
954,122	3.500%, 1/1/2048	1,029,823

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,681,069	4.000%, 12/1/2031	$2,888,637
650,566	4.000%, 2/1/2041	714,487
1,737,381	4.000%, 12/1/2041	1,908,230
2,556,687	4.000%, 3/1/2042	2,794,574
1,380,750	4.000%, 4/1/2042	1,509,222
1,404,795	4.000%, 6/1/2044	1,531,114
247,379	4.000%, 9/1/2046	269,720
842,326	4.000%, 6/1/2047	916,739
609,736	4.000%, 11/1/2047	655,837
849,101	4.000%, 12/1/2047	923,329
517,078	4.000%, 1/1/2048	564,487
549,424	4.000%, 2/1/2048	586,294
614,197	4.000%, 2/1/2048	655,655
1,027,102	4.000%, 2/1/2048	1,100,521
368,128	4.000%, 2/1/2048	399,436
485,269	4.000%, 2/1/2048	521,602
183,163	4.000%, 3/1/2048	195,240
421,168	4.000%, 5/1/2048	449,069
222,843	4.000%, 6/1/2048	237,606
498,541	4.000%, 6/1/2048	530,946
507,497	4.500%, 10/1/2040	563,630
1,391,550	4.500%, 3/1/2041	1,545,467
50,174	4.500%, 6/1/2041	55,723
109,884	5.000%, 1/1/2024	114,441
796,878	5.000%, 7/1/2034	899,980
58,071	5.000%, 11/1/2035	65,998
276,184	5.000%, 1/1/2039	315,089
433,544	5.000%, 7/1/2039	494,548
43,585	5.000%, 10/1/2039	49,617
559,146	5.000%, 11/1/2039	636,829
248,602	5.000%, 12/1/2039	283,692
52,721	5.000%, 1/1/2040	60,186
399,801	5.500%, 9/1/2034	460,810
8,051	6.000%, 10/1/2028	9,082
5,575	6.000%, 11/1/2028	6,299
416	6.000%, 12/1/2028	466
6,671	6.000%, 12/1/2028	7,142
15,222	6.000%, 12/1/2028	17,123
8,343	6.000%, 12/1/2028	9,359
5,876	6.000%, 12/1/2028	6,586
1,010	6.000%, 1/1/2029	1,120
5,907	6.000%, 1/1/2029	6,627
1,978	6.000%, 1/1/2029	2,214
356	6.000%, 1/1/2029	400
13,395	6.000%, 1/1/2029	15,000
453	6.000%, 3/1/2029	511
494	6.000%, 3/1/2029	560
30,233	6.000%, 5/1/2029	33,976
25,891	6.000%, 5/1/2029	29,097
398	6.000%, 11/1/2029	447

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 22,208	6.000%, 11/1/2029	$24,952
3,906	6.000%, 4/1/2031	4,482
366,184	6.000%, 11/1/2034	428,138
28,280	6.000%, 5/1/2036	33,329
21,599	6.000%, 6/1/2036	25,517
49,997	6.000%, 7/1/2036	59,170
108,511	6.000%, 9/1/2037	128,627
135,827	6.000%, 2/1/2038	161,370
65,101	6.000%, 4/1/2038	77,119
24,295	6.500%, 5/1/2031	27,903
25,730	6.500%, 6/1/2031	29,521
26,867	6.500%, 4/1/2032	31,313
130,382	6.500%, 9/1/2036	154,710
394,032	6.500%, 8/1/2037	468,220
40,060	7.000%, 8/1/2028	45,501
27,118	7.000%, 10/1/2028	30,765
18,678	7.000%, 6/1/2029	21,511
180	7.000%, 11/1/2031	212
5,604	7.000%, 11/1/2031	6,628
50,333	7.000%, 12/1/2031	59,021
4,135	7.000%, 12/1/2031	4,887
814	7.000%, 1/1/2032	957
909	7.500%, 1/1/2030	1,062
	TOTAL	95,268,183
	Government National Mortgage Association—1.9%
2,334,177	3.500%, 2/20/2048	2,501,120
142,075	5.000%, 11/20/2038	160,877
52,448	5.000%, 12/20/2038	59,389
95,665	5.000%, 5/20/2039	108,395
350,213	5.000%, 8/20/2039	396,718
155,543	5.000%, 9/20/2039	176,231
158,938	5.500%, 12/20/2038	183,477
131,969	6.000%, 9/20/2038	153,991
12,219	7.500%, 12/15/2023	12,847
8,055	7.500%, 1/15/2026	8,938
6,722	7.500%, 2/15/2026	7,459
153,189	7.500%, 2/15/2028	173,456
570	7.500%, 7/15/2029	661
591	7.500%, 7/15/2029	685
276	7.500%, 7/15/2029	283
444	7.500%, 9/15/2029	511
2,504	7.500%, 9/15/2029	2,885
1,744	7.500%, 10/15/2029	1,949
9,199	7.500%, 10/15/2029	10,638
3,922	7.500%, 10/15/2029	4,489
4,987	7.500%, 10/15/2029	5,802
48,876	7.500%, 6/15/2030	57,223
21,908	7.500%, 6/15/2030	25,047
36,998	7.500%, 7/15/2030	43,317

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 67,033		8.250%, 10/15/2030	$79,413
		TOTAL	4,175,801
	[1]	Uniform Mortgage-Backed Securities, TBA—18.0%
6,000,000		2.000%, 7/1/2036	6,187,196
9,000,000		2.000%, 7/1/2051	9,093,649
18,500,000		2.500%, 7/1/2051	19,134,491
5,000,000		2.500%, 7/20/2051	5,174,520
		TOTAL	39,589,856
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $188,757,979)	196,876,324
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.1%
		Federal Home Loan Mortgage Corporation—1.2%
2,496,658	[2]	REMIC, Series 4937, Class MF, 0.541% (1-month USLIBOR +0.450%), 12/25/2049	2,513,415
		Federal National Mortgage Association—1.7%
3,741,178	[2]	REMIC, Series 2018-15, Class JF, 0.392% (1-month USLIBOR +0.300%), 3/25/2048	3,755,274
		Government National Mortgage Association—1.0%
1,184,603	[2]	REMIC, Series 2013-158, Class AB, 3.049% (1-month USLIBOR +0.000%), 8/16/2053	1,234,290
920,494		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	955,538
		TOTAL	2,189,828
		Non-Agency Mortgage-Backed Securities—0.2%
129,058		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	47,583
407,362		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	412,424
42,933	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	20,348
		TOTAL	480,355
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,932,748)	8,938,872
		ASSET-BACKED SECURITIES—3.7%
		Auto Receivables—1.8%
2,084,523		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	2,100,212
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	954,539
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	921,971
		TOTAL	3,976,722
		Other—0.0%
59,677		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	59,680
		Student Loans—1.9%
1,539,116		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,553,733
1,117,123		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,129,962
1,489,328	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.201% (1-month USLIBOR +1.100%), 7/15/2053	1,498,260
		TOTAL	4,181,955
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,079,359)	8,218,357
		INVESTMENT COMPANY—21.9%
48,020,627		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $48,020,627)	48,020,627
		TOTAL INVESTMENT IN SECURITIES—119.4% (IDENTIFIED COST $253,790,713)	262,054,180
		OTHER ASSETS AND LIABILITIES - NET—(19.4)%[5]	(42,558,038)
		TOTAL NET ASSETS—100%	$219,496,142

At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Future:
[3]United States Treasury Notes 10-Year Ultra Short Futures	32	$4,710,500	September 2021	$(78,508)
The average notional value of short futures contracts held by the Fund throughout the period was $4,651,125. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2021	$68,558,463
Purchases at Cost	$19,690,032
Proceeds from Sales	$(40,227,868)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2021	$48,020,627
Shares Held as of 6/30/2021	48,020,627
Dividend Income	$3,249

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2021.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$196,876,324	$—	$196,876,324
Collateralized Mortgage Obligations	—	8,938,872	—	8,938,872
Asset-Backed Securities	—	8,218,357	—	8,218,357
Investment Company	48,020,627	—	—	48,020,627
TOTAL SECURITIES	$48,020,627	$214,033,553	$—	$262,054,180
Other Financial Instruments:[1]
Liabilities	$(78,508)	$—	$—	$(78,508)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(78,508)	$—	$—	$(78,508)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit